Investment in Associated Companies (Additional Information - Qoros) (Narrative) (Details) ¥ in Thousands, $ in Thousands				1 Months Ended								2 Months Ended		12 Months Ended
	Apr. 25, 2017 CNY (¥)	Jun. 15, 2015 USD ($)	Jun. 15, 2015 CNY (¥)	Apr. 30, 2020 USD ($)	Jan. 31, 2019 USD ($)	Aug. 31, 2018 USD ($)	Aug. 31, 2018 CNY (¥)	Nov. 30, 2015 USD ($)	Nov. 30, 2015 CNY (¥)	Jul. 31, 2012 USD ($)	Jul. 31, 2012 CNY (¥)	Mar. 10, 2017 USD ($)	Mar. 10, 2017 CNY (¥)	Dec. 31, 2019 USD ($)		Dec. 31, 2019 CNY (¥)		Dec. 31, 2018 USD ($)		Dec. 31, 2018 CNY (¥)		Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Apr. 30, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Jan. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Jul. 31, 2018 USD ($)	Jul. 31, 2018 CNY (¥)	Jan. 31, 2018 USD ($)	Jan. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Apr. 25, 2017 USD ($)	Apr. 25, 2017 CNY (¥)	Mar. 10, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 25, 2016 USD ($)	Dec. 25, 2016 CNY (¥)	Dec. 24, 2016 CNY (¥)	Jun. 30, 2016 USD ($)	Jun. 29, 2016 USD ($)	Jun. 15, 2015 CNY (¥)	May 12, 2015 USD ($)	May 12, 2015 CNY (¥)	Jul. 31, 2014 USD ($)	Jul. 31, 2014 CNY (¥)	Jul. 31, 2012 CNY (¥)
Disclosure of associates [line items]
Gain on third party investment in Qoros																		$ 504,049
Profit for the year														2,442				444,838				268,120
Total consideration																															$ 260,000
Borrowings														622,258				586,470
Guarantee provision																																									$ 160,000	$ 30,000
Shareholder loan																															$ 143,000
Proceeds from sale of interest in associates						$ 90,000								880
Bottom of range [member]
Disclosure of associates [line items]
Gain on third party investment in Qoros														19,000				40,000
Top of range [Member]
Disclosure of associates [line items]
Gain on third party investment in Qoros														71,000				90,000
Guarantee amount																						33,000
Qoros bank loans from Chery [Member]
Disclosure of associates [line items]
Aggregate cash payments received by kenon				$ 17,000
Cash collateral previously provided by Chery				1,000
Total cash to be received from Chery in connection with repayments				$ 36,000
Ansonia Holdings [Member]
Disclosure of associates [line items]
Face amount																								$ 69,000
Nominal annual interest rate																								6.00%													6.00%
Qoros Credit Facility Member [Member] | Entering into significant commitments or contingent liabilities [Member]
Disclosure of associates [line items]
Borrowing capacity												$ 114,000
Qoros Credit Facility Member [Member] | First Tranche [Member] | Entering into significant commitments or contingent liabilities [Member]
Disclosure of associates [line items]
Borrowing capacity																																		$ 57,000
Release of guarantees												64,000
Qoros Credit Facility Member [Member] | Second Tranche [Member] | Entering into significant commitments or contingent liabilities [Member]
Disclosure of associates [line items]
Borrowing capacity																																		$ 16,000
Qoros Credit Facility Member [Member] | Financial guarantee contracts [member] | After Guarantee Release [Member]
Disclosure of associates [line items]
Guarantee amount												$ 125,000
Ansonia Holdings [Member]
Disclosure of associates [line items]
Proportion of ownership interest																								58.00%
China, Yuan Renminbi [Member]
Disclosure of associates [line items]
Total consideration | ¥																																¥ 1,690,000
Shareholder loan | ¥																																¥ 944,000
Proceeds from sale of interest in associates | ¥							¥ 620,000
China, Yuan Renminbi [Member] | Qoros bank loans from Chery [Member]
Disclosure of associates [line items]
Cash collateral previously provided by Chery | ¥																									¥ 5,000
Total cash to be received from Chery in connection with repayments | ¥																									¥ 244,000
China, Yuan Renminbi [Member] | Ansonia Holdings [Member]
Disclosure of associates [line items]
Face amount | ¥																																					¥ 450,000
China, Yuan Renminbi [Member] | Qoros Credit Facility Member [Member] | Entering into significant commitments or contingent liabilities [Member]
Disclosure of associates [line items]
Borrowing capacity | ¥																																				¥ 777,000
China, Yuan Renminbi [Member] | Qoros Credit Facility Member [Member] | Spin-Off/November 2015 [Member]
Disclosure of associates [line items]
Borrowing capacity | ¥																										¥ 3,000,000
Guarantee amount | ¥																										1,500,000
China, Yuan Renminbi [Member] | Qoros Credit Facility Member [Member] | May/November 2015 [Member]
Disclosure of associates [line items]
Borrowing capacity | ¥																										700,000
China, Yuan Renminbi [Member] | Qoros Credit Facility Member [Member] | First Tranche [Member] | Entering into significant commitments or contingent liabilities [Member]
Disclosure of associates [line items]
Borrowing capacity | ¥																																			¥ 388,500
Release of guarantees | ¥													¥ 425,000
China, Yuan Renminbi [Member] | Qoros Credit Facility Member [Member] | Second Tranche [Member] | Entering into significant commitments or contingent liabilities [Member]
Disclosure of associates [line items]
Borrowing capacity | ¥																																			100,000
Provision of financial guarantee | ¥	¥ 388,500
Guarantee amount | ¥																																			¥ 425,000
China, Yuan Renminbi [Member] | Qoros Credit Facility Member [Member] | Financial guarantee contracts [member] | Prior to Guarantee Release [Member]
Disclosure of associates [line items]
Borrowing capacity | ¥																										1,100,000
Guarantee amount | ¥																										¥ 1,100,000
China, Yuan Renminbi [Member] | Qoros Credit Facility Member [Member] | Financial guarantee contracts [member] | After Guarantee Release [Member]
Disclosure of associates [line items]
Guarantee amount | ¥																																				¥ 825,000
Qoros [Member]
Disclosure of associates [line items]
Profit for the year																¥ 312,000		332,000				211,000
Net current liabilities														$ 510,000				$ 215,000				$ 555,000
Proportion of ownership interest														32.00%	[1]	32.00%	[1]	24.00%	[1]	24.00%	[1]	50.00%	50.00%
Percentage of interest sold					12.00%
Capital increase																													$ 932,000
Shareholder loan																																						$ 36,000
Qoros [Member] | Disposal of major subsidiary [Member]
Disclosure of associates [line items]
Proportion of ownership interest														51.00%		51.00%
Qoros [Member] | Remaining interest in Qoros of Kenon [Member]
Disclosure of associates [line items]
Proportion of ownership interest				12.00%	12.00%
Qoros [Member] | New Investor equity interest in Qoros [Member]
Disclosure of associates [line items]
Proportion of ownership interest				63.00%	63.00%
Qoros [Member] | Chery's equity interest in Qoros [Member]
Disclosure of associates [line items]
Proportion of ownership interest				25.00%	25.00%
Qoros [Member] | Quantum's equity interest in Qoros [Member]
Disclosure of associates [line items]
Proportion of ownership interest					12.00%
Qoros [Member] | Additional Funding [Member]
Disclosure of associates [line items]
Borrowings																																														$ 200,000
Percentage of shares pledged																																														9.00%	9.00%
Maximum borrowing percentage																																														5.00%	5.00%
Qoros [Member] | EXIM Bank [Member]
Disclosure of associates [line items]
Borrowing capacity																						$ 44,000
Borrowings														$ 1,200,000
Guarantee amount																						$ 47,000
Percentage of shares pledged														9.00%												9.00%
Maximum borrowing percentage														5.00%												5.00%
Qoros [Member] | Consortium Loan Agreement [Member]
Disclosure of associates [line items]
Face amount																																												$ 108,000
Borrowing capacity																																												$ 78,000
Nominal annual interest rate																								5.39%													5.39%
Borrowings																								$ 108,000
Release of guarantees		$ 54,000
Interest rate basis		LIBOR	LIBOR
Adjustment to interest rate basis		3.50%																																									3.50%
Maturity term		102 months	102 months
Pledged patents		$ 500,000
Qoros [Member] | China, Yuan Renminbi [Member]
Disclosure of associates [line items]
Profit for the year | ¥																¥ 2,200,000				¥ 2,200,000			¥ 1,400,000
Net current liabilities | ¥																										¥ 3,500,000		¥ 1,500,000					¥ 3,700,000
Capital increase | ¥																														¥ 6,500,000
Borrowings | ¥																										¥ 1,200,000
Shareholder loan | ¥																																							¥ 250,000
Qoros [Member] | China, Yuan Renminbi [Member] | Additional Funding [Member]
Disclosure of associates [line items]
Borrowings | ¥																																															¥ 1,200,000
Qoros [Member] | China, Yuan Renminbi [Member] | EXIM Bank [Member]
Disclosure of associates [line items]
Borrowing capacity | ¥																																	288,500
Guarantee amount | ¥																																	¥ 320,000
Qoros [Member] | China, Yuan Renminbi [Member] | Consortium Loan Agreement [Member]
Disclosure of associates [line items]
Face amount | ¥																																													¥ 700,000
Borrowing capacity | ¥																																													¥ 480,000
Borrowings | ¥																																					¥ 700,000
Release of guarantees | ¥			¥ 350,000
Interest rate basis		LIBOR	LIBOR
Adjustment to interest rate basis		10.00%																																									10.00%
Pledged patents | ¥																																											¥ 3,100,000
Chery [Member]
Disclosure of associates [line items]
Face amount										$ 482,000
Guarantee amount																																						72,000
Shareholder loan																													143,000
Release of guarantees										$ 242,000
Receipt of guarantees								$ 115,000
Chery [Member] | Disposal of major subsidiary [Member]
Disclosure of associates [line items]
Proportion of ownership interest														25.00%		25.00%
Chery [Member] | Ansonia Commitment [Member]
Disclosure of associates [line items]
Guarantee amount																		$ 18,000
Chery [Member] | China, Yuan Renminbi [Member]
Disclosure of associates [line items]
Face amount | ¥																																																¥ 3,000,000
Guarantee amount | ¥																																							500,000	¥ 750,000
Shareholder loan | ¥																														944,000
Release of guarantees | ¥											¥ 1,500,000
Receipt of guarantees | ¥									¥ 750,000
Chery [Member] | China, Yuan Renminbi [Member] | Ansonia Commitment [Member]
Disclosure of associates [line items]
Guarantee amount | ¥																												¥ 119,000
Quantum [Member]
Disclosure of associates [line items]
Percentage of shares pledged														11.00%												11.00%
Quantum [Member] | Disposal of major subsidiary [Member]
Disclosure of associates [line items]
Proportion of ownership interest														24.00%		24.00%
New Qoros Investor [Member]
Disclosure of associates [line items]
Total investment																													1,002,000
Total consideration																													501,000
Shareholder loan																													137,000
New Qoros Investor [Member] | China, Yuan Renminbi [Member]
Disclosure of associates [line items]
Total investment | ¥																														6,630,000
Total consideration | ¥																														3,315,000
Shareholder loan | ¥																														940,000
Qoros to Chery [Member]
Disclosure of associates [line items]
Percentage of shares pledged														1.00%												1.00%
Ansonia Commitment [Member]
Disclosure of associates [line items]
Guarantee amount																																						$ 4,000
Ansonia Commitment [Member] | China, Yuan Renminbi [Member]
Disclosure of associates [line items]
Guarantee amount | ¥																																							25,000
Chery's guarantee of Qoros [Member] | China, Yuan Renminbi [Member]
Disclosure of associates [line items]
Guarantee amount | ¥																																							¥ 3,000,000
Investment in Qoros equity in proportion [Member]
Disclosure of associates [line items]
Total investment																													$ 982,000
Investment in Qoros equity in proportion [Member] | China, Yuan Renminbi [Member]
Disclosure of associates [line items]
Total investment | ¥																														¥ 6,500,000
Kenon put option in relation to Qoros [Member]
Disclosure of associates [line items]
Gain on third party investment in Qoros																		$ 130,000
Kenon remaining interest in Qoros [Member]
Disclosure of associates [line items]
Proportion of ownership interest					12.00%									24.00%		24.00%
New Qoros Investor in Qoros [Member]
Disclosure of associates [line items]
Sale of remaining interest					$ 220,000
New Qoros Investor in Qoros [Member] | China, Yuan Renminbi [Member]
Disclosure of associates [line items]
Sale of remaining interest | ¥																											¥ 1,560,000
Kenon [Member]
Disclosure of associates [line items]
Disposal gain														$ 281,000
Right to purchase remaining equity interest in Qoros of New Qoros Investor [Member]
Disclosure of associates [line items]
Proportion of ownership interest														50.00%		50.00%
Total consideration														$ 220,000
Right to purchase remaining equity interest in Qoros of New Qoros Investor [Member] | China, Yuan Renminbi [Member]
Disclosure of associates [line items]
Total consideration | ¥																										¥ 1,560,000
Kenon right to cause New Qoros Investor to purchase up to all of remaining equity interests in Qoros [Member] | From third-year anniversary of closing until April 2023 [Member]
Disclosure of associates [line items]
Total consideration														$ 440,000
Kenon right to cause New Qoros Investor to purchase up to all of remaining equity interests in Qoros [Member] | China, Yuan Renminbi [Member] | From third-year anniversary of closing until April 2023 [Member]
Disclosure of associates [line items]
Total consideration | ¥																										¥ 3,120,000
Idan Ofer's ownership interest in Kenon [Member] | Bottom of range [member]
Disclosure of associates [line items]
Proportion of ownership interest														36.00%		36.00%

[1]	Refer to Note 9.B.b.3 for further details.